Equity (FY) (Details)							12 Months Ended
	Nov. 21, 2019 USD ($)	Oct. 31, 2019 shares	Oct. 28, 2019 USD ($)	Jun. 19, 2019 USD ($)	Dec. 03, 2018 USD ($)	Mar. 19, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Contribution	Dec. 31, 2018 USD ($)
Stockholders' Equity [Abstract]
Value of shares sold							$ 515,000	$ 180,000
Return of capital							3,300,000	$ 85,606,259
Capital contribution							$ 410,889
Associated Capital Group [Member]
Stockholders' Equity [Abstract]
Return of capital				$ 3,300,000	$ 85,606,259
Capital contribution	$ 110,889		$ 300,000
Fair value of securities					80,877,637
Tax receivable settlement amount					4,728,622
Number of capital contributions made | Contribution							2
Common stock issued in conjunction with merger (in shares) | shares		50,000,000
G.research, LLC [Member] | Associated Capital Group [Member]
Stockholders' Equity [Abstract]
Return of capital				$ 3,300,000	85,606,259
Fair value of securities					80,877,637
Tax receivable settlement amount					$ 4,728,622
Private Placement [Member] | LICT [Member]
Stockholders' Equity [Abstract]
Number of shares sold (in shares) | shares						1,500,000
Value of shares sold						$ 180,000
Per share price of common stock sold (in dollars per share) | $ / shares						$ 0.12